SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Number of Shares, Outstanding, Balance	0.000001	0.000001	0.000001
Weighted Average Price Per Share, Outstanding, Balance	$ 271,980,000,000	$ 271,980,000,000	$ 271,980,000,000
Number of Shares, Issued
Weighted Average Price Per Share, Granted
Number of Shares, Exercised
Weighted Average Price Per Share, Exercised
Number of Shares, Forfeited
Weighted Average Price Per Share, Forfeited
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Balance	0.000001	0.000001	0.000001
Weighted Average Price Per Share, Outstanding, Ending balance	$ 271,980,000,000	$ 271,980,000,000	$ 271,980,000,000
Number of Shares, Exercisable, Balance	0.000001	0.000001
Weighted Average Price Per Share, Exercisable, Balance	$ 271,980,000,000	$ 271,980,000,000
Weighted average remaining contractual term	3 years 4 months 13 days	3 years 10 months 13 days
Weighted average fair value of options granted during the period
Aggregate intrinsic value